October 13, 2015

VIA EDGAR AND FEDERAL EXPRESS

United States Securities and Exchange Commission

Division of Corporation Finance

Mail Stop 4561

100 F. Street, N.E.

Washington, D.C. 20549

Attention: Suzanne Hayes

Re:	Intellia Therapeutics, Inc.

Draft Registration Statement on Form S-1

Submitted September 4, 2015

CIK No. 0001652130

Dear Ms. Hayes:

This letter is confidentially submitted on behalf of Intellia Therapeutics, Inc. (the “Company”) in response to the comments of the staff of the Division of Corporation Finance (the “Staff”) of the U.S. Securities and Exchange Commission (the “Commission”) with respect to the Company’s Draft Registration Statement on Form S-1, confidentially submitted on September 4, 2015 (the “Draft Registration Statement”), as set forth in the Staff’s letter dated October 3, 2015 addressed to Nessan Bermingham, Ph.D., President and Chief Executive Officer of the Company (the “Comment Letter”). The Company is concurrently confidentially submitting its Amendment No. 1 to the Draft Registration Statement (“Amendment No. 1”), which includes changes to the Draft Registration Statement in response to the Staff’s comments.

For reference purposes, the text of the Comment Letter has been reproduced herein with responses below each numbered comment. For your convenience, we have italicized the reproduced Staff comments from the Comment Letter. Unless otherwise indicated, page references in the descriptions of the Staff’s comments refer to the Draft Registration Statement, and page references in the responses refer to Amendment No. 1. All capitalized terms used and not otherwise defined herein shall have the meanings set forth in Amendment No. 1.

The responses provided herein are based upon information provided to Goodwin Procter LLP by the Company. In addition to confidentially submitting this letter via EDGAR, we are sending via Federal Express five (5) copies of each of this letter and Amendment No. 1 (marked to show changes from the Registration Statement).

Securities and Exchange Commission

October 13, 2015

Prospectus Summary

1.	Please clarify the meaning of any significant scientific or technical terms the first time they are used in your prospectus in order to ensure that lay readers will understand the disclosure. For example, please define each of the following at their first use:

•	RNA guide sequence

•	Lipid nanoparticle or LNP

•	Hematopoietic stem cells and HSC

•	Viral delivery vectors

•	Genotypes

•	Chimeric antigen receptor

•	Eukaryotic target sequences

RESPONSE: In response to the Staff’s comment, the Company has revised pages 1, 2, 3, 4, 5, 37, 73, 74, and 77 to clarify the meaning of significant scientific or technical terms, including RNA guide sequence, lipid nanoparticle, hematopoietic stem cells, viral delivery vectors, genotypes, chimeric antigen receptor and eukaryotic target sequences, the first time they are used in the prospectus in order to ensure that lay readers will understand the disclosure. In addition to the terms identified by the Staff, the Company has also added definitions for biomarker, mRNA, siRNA and metabolic intermediates. Please see the revisions on pages 3, 76, 79 and 82 of the prospectus.

Special Note Regarding Forward-Looking Information, page 50

2.	Your statement that third party sources do not guaranty the accuracy or completeness of the industry and market data and your statement that you have not independently verified the data may be interpreted as an implied disclaimer. Please revise to clarify that you are liable for this information disclosed in your registration statement.

RESPONSE: In response to the Staff’s comment, the Company has revised the statement on page 51. In addition, the Company has updated similar disclosure beneath the Table of Contents.

Determination of the Fair Value of Equity Securities, page 69

3.	We may have additional comments on your accounting for equity issuances including stock compensation and beneficial conversion features. Once you have an estimated offering price, please provide us an analysis explaining the reasons for the differences between recent valuations of units of Intellia Therapeutics, LLC and common stock of Intellia Therapeutics, Inc. leading up to the IPO and the estimated offering price.

Securities and Exchange Commission

October 13, 2015

RESPONSE: The Company acknowledges the Staff’s comments and confirms that it will provide an analysis explaining the reasons for the differences between recent valuations of units of Intellia Therapeutics, LLC and common stock of Intellia Therapeutics, Inc. and the estimated offering price once an estimated offering price is available. In addition, the Company has amended the disclosure on page 70 to include recent awards of stock options by the Company.

Strategy, page 76

4.	We refer to the fourth paragraph of this section, “Aggressively Pursue In Vivo Liver Indications to Develop Therapeutics Rapidly with Existing Delivery Technology.” We note that for your sentinel in vivo indications, you have selected well-validated targets in diseases with significant unmet medical need where there are predictive biomarkers with strong disease correlation. Please revise your prospectus to briefly discuss what, if any, regulatory approvals of concomitant genetic and biomarker diagnostic tests will be necessary in order to advance your product to clinical trials and potential commercialization.

RESPONSE: The Company respectfully advises the Staff that it is not currently aware of any specific genetic or biomarker diagnostic tests for which regulatory approval will be necessary to advance any particular product candidate to clinical trial or potential commercialization. If in the future any regulatory agency provides guidance regarding such testing, or requires such testing for a specific clinical trial or commercial product, the Company will endeavor to obtain the appropriate regulatory approvals. In response to the Staff’s comments, the Company has added disclosure on page 31 to clarify this point. The Company undertakes to update its disclosure if it becomes aware of any such regulatory guidance or approval requirements for its sentinel indications.

Employment Arrangements with our Named Executive Officers, page 113

5.	We refer to your biographical disclosure of your named executive officers and note that you have entered into letter agreements with each of your named executive officers. Please file these agreements as exhibits to your Form S-1, in accordance with Item 601 of regulations S-K.

RESPONSE: The Company respectfully advises the Staff that, prior to the effectiveness of its registration statement on Form S-1 (the “Registration Statement”), the Company intends to enter into new employment agreements with each of its named executive officers that will supersede and replace the existing letter agreements. The Company undertakes to update the Registration Statement with appropriate disclosure regarding such new employment agreements, and to file such agreements as exhibits, all as required under Item 601 of Regulation S-K, prior to the effectiveness of the Registration Statement.

Securities and Exchange Commission

October 13, 2015

Caribou Biosciences In-Licensed Intellectual Property, page 87

6.	We note your disclosure that your license agreement with Caribou is exclusive, worldwide, royalty-free license for human therapeutic, prophylactic, and palliative uses, except for anti-fungal and anti-microbial uses, of any CRISPR/Cas9-related patents and applications owned, controlled or licensed by Caribou. We also note your risk factor disclosure in the third paragraph of page 37, that you have not yet obtained consent to practice the intellectual property in countries outside the United States from co-owners of patents owned by UC/Vienna that you license from Caribou. Please revise to clarify why UC/Vienna’s consent to use the intellectual property in countries outside the United States is necessary.

RESPONSE: The Company respectfully advises the Staff that it is the non-UC/Vienna co-owners of the licensed UC/Vienna IP that have not yet consented to the Company’s use of the licensed IP outside the United States. The Company has added additional disclosure to page 88 to clarify this point.

7.	Please expand your disclosure in this section to describe the material patents and patent applications relating to your license agreement with Caribou. In doing so, please provide the following information for the material patents subject to the Caribou in-licenses and any other material patents licensed from Caribou:

•	the type of patent protection such as composition of matter, use or process;

•	identification of which patent rights are exclusive and those that are non-exclusive;

•	a brief description of your “field of use’;

•	patent expiration dates or expected expiration dates for patent applications; and

•	identification of the applicable jurisdictions where patents are granted or where patent applications are pending.

RESPONSE: In response to the Staff’s comments, the Company has provided additional disclosure on page 87 to clarify that its “field of use” as defined under the Caribou license (and sublicenses) is human therapeutic, prophylactic, and palliative uses, except for anti-fungal and anti-microbial uses. In addition, the Company has supplemented the disclosure on pages 87 and 88 relating to its rights under the Caribou license and sublicenses with additional information that the Company believes will be useful to potential investors in light of the Staff’s comments. Furthermore, the Company respectfully directs the Staff’s attention to the first full paragraph on page 88 and the third full paragraph on page 89 describing the patent families that the Company currently considers most likely to be material to its research and development efforts, which paragraphs currently provide the requested disclosure including the relevant type of patent protection, fields of use and applicable expiration dates.

Securities and Exchange Commission

October 13, 2015

At this time, the patent families directly licensed from Caribou consist solely of pending applications, and the Company has not yet identified lead product candidates. Therefore, the Company cannot specify whether any of the pending Caribou patent applications is material, and cannot describe the specific protection afforded under those applications. Once the Company identifies a lead candidate or the Caribou licensed patent families result in any material issued claims, the Company will update its disclosure accordingly.

In addition, the Company respectfully directs the Staff’s attention to the first paragraph of page 88, which generally describes the subject matter of the currently pending Caribou applications in the United States and internationally as well as projected portfolio expiration dates. The Company has not disclosed a latest expiration date in the prospectus because new applications may be added to the Caribou licensed portfolio over time.

With respect to sub-licensed patent families, some of these patent families include both granted patents and pending applications. However, the Company does not yet have a lead product candidate identified for any of its sentinel indications, and therefore cannot identify which patents or applications are or will be material to the Company’s business. The Company undertakes to update its disclosure once it identifies the material patents.

8.	In this regard, we note that your current patent portfolio disclosure provides some of this information for some of your patents and patent applications but not for others. For example, the discussion of your Caribou patent applications on page 88 describes that the patent applications relate to modified and improved CRISPR/Cas9 systems or components, methods of use and an overall expiration date. In contrast, the discussion of the Caribou sublicenses generally describe rights in sublicenses in your field of use to intellectual property in-licensed by Caribou from The Regents of the University of California and the University of Vienna, as well as intellectual property from Wageningen University. In addition, please disclose the total amounts paid to date pursuant to the License Agreement, if any.

RESPONSE: The Company respectfully directs the Staff’s attention to the descriptions of sublicensed patent families from the Regents of the University of California and the University of Vienna, Pioneer Hi-Bred International, and Wageningen University on pages 88 and 89. In response to the Staff’s comments, the Company has revised page 87 to include the amount of payments made to date under the Caribou license.

The Regents of the University of California and the University of Vienna IP, page 88

9.	We refer to the last sentence of the second paragraph of this section. Please revise your disclosure to expand your discussion of the potential assignment to UC/Vienna to briefly explain the meaning of “complaint” Caribou sublicenses.

Securities and Exchange Commission

October 13, 2015

RESPONSE: In response to the Staff’s comment, the Company has revised the disclosure on page 88.

Pioneer Hi-Bred International (DuPont Company) IP, page 88

Wageningen University IP, page 89

10.	Please revise your disclosure to include the termination date of each of the Caribou agreements with Pioneer Hi-Bred International and Wageningen University IP.

RESPONSE: In response to the Staff’s comment, the Company has revised the disclosure on page 88 to include the term of the agreement between Caribou and Pioneer Hi-Bred International. The Company respectfully acknowledges the Staff’s comment to disclose the termination date of the Caribou agreement with Wageningen University; however, because the Wageningen University IP has been assigned to Caribou, the Company does not believe the termination date is material to investors. The Company has concluded that disclosure of such assignment is more meaningful to investors and has revised the disclosure on page 89 accordingly.

Novartis In-Licensed Intellectual Property, page 89

11.	Please revise your disclosure to include the applicable jurisdictions of granted patents or pending patent applications and the type of patent protection (e.g. method of use or composition of matter) for the Novartis patent families.

RESPONSE: In response to the Staff’s comments, the Company has revised the disclosure on page 89 to include the applicable jurisdictions of granted patents or pending patent applications and the type of patent protection for the Novartis patent families.

Preferred Units, page F-19

12.	Please disclose how you determined the fair value of the Preferred Units issued in July, September and December 2014 and January 2015, and the reason for the changes between the dates.

RESPONSE: In response to the Staff’s comment, the Company has revised the disclosure on page F-19 and F-20.

In addition, the Company respectfully advises the Staff that, during the period from May 2014 (inception) through January 2015, the Company identified two inflection points that drove two discrete enterprise valuations of the Company and its equity units: (1) the inception and formation of the Company, which enterprise value was applied to any July 2014 fair value determinations of the Company’s equity units; and (2) the inception of the Company’s strategic relationship with Novartis Institutes for BioMedical Research, Inc. (“Novartis”), which enterprise value was applied to any September 2014, December 2014 and January 2015 fair value determinations of the Company’s equity units, with

Securities and Exchange Commission

October 13, 2015

September 2014 representing the first investment by Novartis in the Company’s equity securities, where such investment contemplated the ongoing negotiation of a collaboration between the Company and Novartis, and December 2014 representing the point at which the Company’s collaboration agreement with Novartis was consummated.

The increase between the July 2014 overall valuation of the Company and the overall valuation that was applied in September 2014, December 2014 and January 2015, primarily reflects the qualitative and quantitative benefits derived by the Company from its relationship with Novartis. There were no assessed changes in the fair value of the Company’s Preferred Units between September 2014, during which Class A-1 Preferred Units were issued, December 2014, during which Class A-2 Preferred Units were issued, and January 2015, during which Class A-2 Preferred Units were issued as all factors from which the Company could have reasonably derived incremental enterprise value during this period were known or knowable and considered as of September 2014. Therefore there was no meaningful increase in the enterprise value of the Company from September 2014 to January 2015.

In addition, the Company advises the Staff that differences in the fair value per unit amongst its preferred unit securities at any measurement date is due to superior liquidation preferences and other rights of the Class A-2 Preferred Units relative to the subordinate Class A-1 Preferred Units and Junior Preferred Units and of the Class A-1 Preferred Units relative to the Junior Preferred Units.

The Company believes that the additional disclosure provided on page F-19 and F-20 is appropriate and describes the material aspects of the fair value determination as of this time, as there are no comparative changes in fair values of the Company’s Preferred Units disclosed in the Draft Registration Statement.

Equity Based Compensation, page F-22

13.	Please disclose the method and significant assumptions used to estimate the fair value of compensatory common and incentive units. Refer to ASC 718-10-50-2f.

RESPONSE: The Company acknowledges the Staff’s comment with respect to the guidance of ASC 718-10-50-2f(1) and has revised the disclosure on page F-23.

In addition, the Company respectfully advises the Staff that the Company’s compensatory common and incentive unit awards are measured at their respective fair values as if such equity units were vested and issued on the grant date in accordance with the guidance for nonvested share awards included in ASC 718-10-30-17 and therefore are not measured using any of the specific measurement assumptions detailed in ASC 718-10-50-2f(2). The methods and approaches used by the Company to determine the fair value of the Company’s common and incentive units are disclosed on pages 69 and 70.

Securities and Exchange Commission

October 13, 2015

Subsequent Events, page F-26

14.	Please disclose your accounting treatment of the Reorganization, and provide us an analysis that supports your accounting treatment with reference to authoritative literature.

RESPONSE: In response to the Staff’s comment, the Company has revised the disclosure on page F-27.

The Company completed the Reorganization in August 2015 in order to convert the legal structure of the Company from a limited liability company to a C corporation. As disclosed in Note 12, Subsequent Events, to the consolidated financial statements included in the Draft Registration Statement and in the section of the Draft Registration Statement entitled Reorganization, in connection with the Reorganization, all of the Preferred Units, Junior Preferred Units, Common Units and Incentive Units of Intellia Therapeutics, LLC were exchanged for Preferred Stock, Junior Preferred Stock, Founder Stock, each of which is designated as preferred stock, and restricted common stock in Intellia Therapeutics, Inc., respectively. The exchange resulted in substantially equivalent values of securities surrendered and received by each equity-holder of the Company.

The Company considered the legal exchange of these securities to be a modification of their terms and assessed whether the modification resulted in any value transfer between the holders of the various classes of the securities. The Company then considered the debt modification guidance of ASC 470-50, Debt, Modifications and Extinguishments, as there is no specific authoritative guidance related to preferred stock modifications, as well as the stock compensation modification guidance of ASC 718-20, Compensation—Stock Compensation—Awards Classified as Equity. As a result of those assessments, the Company concluded that the Reorganization should be reflected in its consolidated financial statements (i) as a modification of preferred units, as opposed to an extinguishment of those securities, with no impact to accumulated deficit or net loss attributable to common stockholders, and (ii) with no incremental stock-based compensation related to compensatory common and incentive units. Both of these conclusions were primarily based on the fair values of each respective, exchanged equity instrument being substantially equivalent immediately before and after the Reorganization. The equivalent value exchange of these securities is evident in that the rights and preferences of each class of newly issued stock of Intellia Therapeutics, Inc. substantively did not change from the rights and preferences of the previously issued units of Intellia Therapeutics, LLC. This absence of change is consistent with the fact that the exchange of the units for stock in the Reorganization was performed solely for the purpose of changing the legal structure of the Company to a C corporation.

Securities and Exchange Commission

October 13, 2015

Based on this assessment, the Company concluded to account for the Reorganization on the date of its occurrence by reclassifying amounts within its Statement of Members’ and Stockholders’ Equity from units to stock. Such presentation is reflected in the Company’s pro forma consolidated balance sheet as of June 30, 2015 and will be reflected in the Company’s interim consolidated financial statements as of September 30, 2015 to be included in a pre-effective amendment to the Registration Statement.

15.	Please provide pro forma presentation on your balance sheet showing the Reorganization and the issuance of 13,336,601 shares of Series B Preferred Stock that occurred in August 2015 separately from the impact of the conversion of all outstanding shares of preferred stock that will occur upon the closing of the IPO.

RESPONSE: In response to the Staff’s comments, the Company has revised the disclosure on pages F-3 and F-8.

Other Comments

16.	Please submit all exhibits as soon as practicable. We may have further comments upon examination of these exhibits.

RESPONSE: The Company acknowledges the Staff’s comment and confirms that it will submit all exhibits as soon as practicable.

17.	Please confirm that the graphics included in your registration statement are the only graphics you will use in your prospectus. If those are not the only graphics, please provide any additional graphics prior to their use for our review.

RESPONSE: The Company does not currently intend to include any additional graphic, visual or photographic information in the prospectus. However, if and to the extent that additional artwork or graphics are to be included, the Company will promptly provide such material to the Staff on a supplemental basis. The Company acknowledges that the Staff may have further comments on these materials once they are provided.

18.	Please supplementally provide us with copies of all written communications, as defined in Rule 405 under the Securities Act, that you, or anyone authorized to do so on your behalf, present to potential investors in reliance on Section 5(d) of the Securities Act, whether or not they retain copies of the communications.

RESPONSE: The Company confirms that it has not presented, and has not yet authorized anyone to present on its behalf, to potential investors any copies of written communications, as defined in Rule 405 under the Securities Act. The Company advises the Staff that it will supplementally provide to the Staff copies of all written communications that it, or anyone authorized to do so on its behalf, presents or will present to potential investors in reliance on Section 5(d) of the Securities Act, whether or not they retain copies of the communications.

Securities and Exchange Commission

October 13, 2015

If you should have any questions concerning the enclosed matters, please contact the undersigned at (617) 570-1971.

Sincerely,

/s/ Arthur R. McGivern
Arthur R. McGivern

cc:	Nessan Bermingham, Ph.D., Intellia Therapeutics, Inc.

José E. Rivera, Esq., Intellia Therapeutics, Inc.

William D. Collins, Esq., Goodwin Procter LLP